Related Party Transactions - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) D tranche $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 21, 2020 USD ($)
Related Party Transactions
Loan conversion agreement warrant | $		$ 1,500,000
Borrowing under Working Capital Loans | $	$ 0	0
Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note | $				$ 300,000
Outstanding balance of related party note | $			$ 130,000
Administrative Support Agreement
Related Party Transactions
Expenses per month | $	10,000	10,000
Related Party Loans | Working capital loans warrant
Related Party Transactions
Loan conversion agreement warrant | $	$ 1,500,000	$ 1,500,000
Price of warrant | $ / shares	$ 1.50	$ 1.50
Borrowing under Working Capital Loans | $	$ 0	$ 0
Sponsor Support Agreement
Related Party Transactions
Number of Sponsor Earn Out Shares that the Sponsor has agreed not to transfer	2,100,000
Number of tranches for issuance of Earn Out Shares | tranche	3
Earn-Out milestones, number of trading days for VWAP trigger | D	20
Earn-Out milestones, Number of consecutive trading days for VWAP trigger | D	30
Threshold closing balance of Cash to trigger conversion of Sponsor shares to Sponsor Earn Out Shares | $	$ 100,000,000
Maximum number of Sponsor shares that will be converted to Sponsor Earn Out shares	1,000,000
Aggregate shares committed by the holder to purchase and not redeem	2,500,000
Number of Sponsor Shares agreed to be forfeited	1,800,000
Percentage of Private Placement Warrants agreed to be forfeited by Sponsor	50.00%
Sponsor Support Agreement | Triggering Event I
Related Party Transactions
Number of earn out shares issued in each Earn-Out milestone	7,500,000
Threshold VWAP Price for Earn-Out milestones | $ / shares	$ 12.50
Sponsor Support Agreement | Triggering Event II
Related Party Transactions
Number of earn out shares issued in each Earn-Out milestone	7,500,000
Threshold VWAP Price for Earn-Out milestones | $ / shares	$ 15.00
Sponsor Support Agreement | Triggering Event III
Related Party Transactions
Number of earn out shares issued in each Earn-Out milestone	5,000,000
Threshold VWAP Price for Earn-Out milestones | $ / shares	$ 17.50
Financing Commitment Letter | Class A common stock
Related Party Transactions
Number of Sponsor Shares agreed to be forfeited	2,500,000
Aggregate maximum shares committed by the holder to purchase and beneficially own, no later than five business days prior to the special meeting of stockholders	1,250,000
Specified period prior to special meeting of stockholders before which the aggregate maximum shares are committed to be purchased and beneficially owned	5 days
Financing Commitment Letter | Class B common stock
Related Party Transactions
Number of shares automatically forfeited, in the event an Investor fails to make the committed purchase	1,250,000